CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,703,626	$ 247,003	¥ 1,356,342
Restricted cash			150,000
Short-term investments (including the fair value measured investments of RMB160,467 and RMB282,230 as of December 31, 2021 and 2022)	782,230	113,413	510,467
Amount due from related parties, net (net of allowance for credit losses of RMB564 and RMB141 as of December 31, 2021 and 2022, respectively)	115,501	16,746	410,088
Inventories	433,467	62,847	478,751
Funds receivable from third party payment service providers	316,277	45,856	405,095
Prepayments and other receivables, net	539,077	78,159	840,102
Total current assets	3,890,178	564,024	4,150,845
Non-current assets:
Long-term investments (including the fair value measured investments of RMB52,212 and RMB15,780 as of December 31, 2021 and 2022)	219,583	31,837	241,527
Property and equipment, net	118,600	17,195	103,843
Intangible assets, net	544,650	78,967	1,075,811
Goodwill			1,803,415
Amount due from related parties, net, non-current	180,000	26,098
Other non-current assets	95,744	13,882	127,321
Total non-current assets	1,158,577	167,979	3,351,917
TOTAL ASSETS	5,048,755	732,003	7,502,762
Current liabilities:
Short-term borrowings	123,983	17,976	94,999
Amount due to related parties	47,604	6,902	73,976
Accounts payable	73,335	10,633	41,311
Contract liabilities	195,369	28,326	211,964
Accrued expenses and other current liabilities	449,489	65,170	296,627
Accrued payroll and welfare	132,468	19,206	105,787
Total current liabilities	1,022,248	148,213	824,664
Non-current liabilities:
Operating lease liabilities, non-current	33,523	4,860	34,501
Deferred tax liabilities	111,312	16,139	223,138
Total non-current liabilities	144,835	20,999	257,639
TOTAL LIABILITIES	1,167,083	169,212	1,082,303
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,131,263	1,903,854	12,954,163
Treasury shares (US$0.001 par value, 5,699,315 outstanding as of December 31, 2022)	(217,920)	(31,595)
Accumulated deficit	(9,006,884)	(1,305,875)	(6,538,947)
Accumulated other comprehensive income (loss)	(25,708)	(3,726)	4,322
TOTAL SHAREHOLDERS' EQUITY	3,881,672	562,791	6,420,459
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	5,048,755	732,003	7,502,762
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	88	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7